Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Summary of 10% Appreciation Against the Dollar of Main Currencies
Assuming other factors (principally interest rates and commodity prices) remained constant and that no further foreign exchange risk management action were taken, a 10% appreciation against the dollar at December 31 of the main currencies to which Shell is exposed would have the following effects:

	$ million
	Increase/(decrease) in income before taxation		Increase in net assets
	2020	2019	2020	2019
10% appreciation against the dollar of:
Euro	(263)	36	451	1,227
Malaysian ringgit	255	243	270	290
Australian dollar	179	(55)	598	835
Sterling	(166)	(58)	328	581
Canadian dollar	1	(97)	1,299	1,380

Schedule of Value at Risk Pre-tax	The VAR year-end positions in respect of commodities traded in active markets, which are presented in the table below, are calculated on a diversified basis in order to reflect the effect of offsetting risk within combined portfolios.

Value-at-risk (pre-tax)		$ million
	December 31, 2020	December 31, 2019
Global oil	24	22
North America gas and power	14	12
Europe gas and power	11	5
Carbon-emission rights	7	4

Schedule of Trade and Other Receivables, Other Payables and Derivative Financial Instruments	These amounts, as presented net and gross within trade and other receivables, trade and other payables and derivative financial instruments in the Consolidated Balance Sheet at December 31, were as follows:

2020						$ million
			Amounts offset		Amounts not offset
	Gross amounts before offset	Amounts offset	Net amounts as presented	Cash collateral received/pledged	Other offsetting instruments	Net amounts
Assets:
Within trade receivables	10,658	6,470	4,188	14	79	4,095
Within derivative financial instruments	12,798	6,125	6,673	1,573	1,750	3,350
Liabilities:
Within trade payables	10,580	6,467	4,113	1	79	4,033
Within derivative financial instruments	10,502	5,893	4,609	797	1,761	2,051

2019						$ million
			Amounts offset		Amounts not offset
	Gross amounts before offset	Amounts offset	Net amounts as presented	Cash collateral received/pledged	Other offsetting instruments	Net amounts
Assets:
Within trade receivables	13,821	8,975	4,846	54	101	4,691
Within derivative financial instruments	12,995	7,310	5,685	531	2,262	2,892
Liabilities:
Within trade payables	13,335	9,029	4,306	11	101	4,194
Within derivative financial instruments	12,355	7,253	5,102	706	2,262	2,134

Schedule of Carrying Amounts of Derivative Contracts Designated and Not Designated as Hedging Instruments for Hedge Accounting
The carrying amounts of derivative contracts at December 31, designated and not designated as hedging instruments for hedge accounting purposes, were as follows:

2020							$ million
			Assets			Liabilities
	Designated	Not designated	Total	Designated	Not designated	Total	Net
Interest rate swaps	451	—	451	26	22	48	403
Forward foreign exchange contracts	—	276	276	—	651	651	(375)
Currency swaps and options	1,890	13	1,903	280	63	343	1,560
Commodity derivatives	—	5,534	5,534	92	4,565	4,657	877
Other contracts	—	424	424	—	29	29	395
Total	2,341	6,247	8,588	398	5,330	5,728	2,860

2019							$ million
			Assets			Liabilities
	Designated	Not designated	Total	Designated	Not designated	Total	Net
Interest rate swaps	227	8	235	34	24	58	177
Forward foreign exchange contracts	7	236	243	2	309	311	(68)
Currency swaps and options	90	15	105	932	56	988	(883)
Commodity derivatives	—	6,914	6,914	—	5,281	5,281	1,633
Other contracts	—	341	341	—	—	—	341
Total	324	7,514	7,838	968	5,670	6,638	1,200

Contractual Maturities of Derivative Liabilities
The contractual maturities of derivative liabilities at December 31 compare with their carrying amounts in the Consolidated Balance Sheet as follows:

2020									$ million
	Contractual maturities
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount [A]	Carrying amount
Interest rate swaps	12	10	9	7	5	6	49	(1)	48
Forward foreign exchange contracts	504	56	22	38	—	—	620	31	651
Currency swaps and options	174	13	28	—	159	—	374	(31)	343
Commodity derivatives	2,990	743	265	174	115	391	4,678	(21)	4,657
Other contracts	15	15	—	—	—	—	30	(1)	29
Total	3,695	837	324	219	279	397	5,751	(23)	5,728
[A] Mainly related to the effect of discounting.

2019									$ million
	Contractual maturities
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount [A]	Carrying amount
Interest rate swaps	35	8	4	4	5	4	60	(2)	58
Forward foreign exchange contracts	214	40	8	—	118	—	380	(69)	311
Currency swaps and options	255	475	444	201	204	1,777	3,356	(2,368)	988
Commodity derivatives	3,472	756	349	189	123	511	5,400	(119)	5,281
Other contracts	—	—	—	—	—	—	—	—	—
Total	3,976	1,279	805	394	450	2,292	9,196	(2,558)	6,638
[A] Mainly related to the effect of discounting.
Summary of Net Carrying Amounts of Derivative Contracts Held
The net carrying amounts of derivative contracts held at December 31, categorised according to the predominant source and nature of inputs used in determining the fair value of each contract, were as follows:

2020				$ million
	Prices in active markets for identical assets/liabilities	Other observable inputs	Unobservable inputs	Total
Interest rate swaps	—	403	—	403
Forward foreign exchange contracts	—	(375)	—	(375)
Currency swaps and options	—	1,560	—	1,560
Commodity derivatives	37	(237)	1,077	877
Other contracts	20	375	—	395
Total	57	1,726	1,077	2,860

2019				$ million
	Prices in active markets for identical assets/liabilities	Other observable inputs	Unobservable inputs	Total
Interest rate swaps	—	177	—	177
Forward foreign exchange contracts	—	(68)	—	(68)
Currency swaps and options	—	(883)	—	(883)
Commodity derivatives	(6)	895	744	1,633
Other contracts	27	304	10	341
Total	21	425	754	1,200

Summary of Net Carrying Amounts of Derivative Contracts Measured Using Predominantly Unobservable Inputs

Net carrying amounts of derivative contracts measured using predominantly unobservable inputs		$ million
	2020	2019
At January 1	754	(27)
Net gains recognised in revenue	564	1,085
Purchases	217	453
Sales	(450)	(633)
Settlements	(9)	—
Recategorisations (net)	(12)	(125)
Currency translation differences	13	1
At December 31	1,077	754

Reconciliation of Derivative Contracts with Unrecognized Day One Gains or Losses	The unrecognised gains on these derivative contracts at December 31, 2020 were as follows:

		$ million
	2020	2019
At January 1	929	388
Movements	39	541
At December 31	968	929